RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($)						1 Months Ended		12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 30, 2023	May 31, 2023	Nov. 30, 2022	Sep. 30, 2016	Jan. 31, 2014	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Percentage of interests to be held to nominate one director								5.00%
Dilution Agreement to approve program spending							$ 10,000,000	$ 20,000,000
Funding percentage rate								100.00%	100.00%
Waterbury Lake Uranium LP
RELATED PARTY TRANSACTIONS
Ownership interest	69.35%							69.35%	67.41%
Voting interest percentage						75.00%		75.00%
Mineral property assets								$ 1,456,000	$ 363,000
Denison Waterbury Corp
RELATED PARTY TRANSACTIONS
Ownership interest		69.35%	67.41%	67.41%	66.90%			60.00%
KWULP
RELATED PARTY TRANSACTIONS
Ownership interest								40.00%
KWULP Limited Partner
RELATED PARTY TRANSACTIONS
Ownership interest								30.63%
WLUC
RELATED PARTY TRANSACTIONS
Ownership interest								0.02%
WLULP Limited Partner
RELATED PARTY TRANSACTIONS
Ownership interest								69.35%